Summary of material accounting policies (Details Narrative) - Veraxa Biotech A G [Member] - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Entity Information [Line Items]
Profit (loss)	SFr 66,613,990	SFr 28,132,971
Cash flows from (used in) operating activities	9,902,331	7,720,393
Cash and cash equivalents	1,613,989	5,362,638	SFr 11,352,223
Working capital deficit	3,729,227
Retained earnings	SFr 98,478,340	SFr 31,864,350